Total Operating Expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Total Operating Expenses
14.	Total Operating Expenses

The following table presents a breakdown of operating expenses:

	Year ended December 31,
	2018	2017	2016
	(euros in thousands)
Manufacturing costs	18,914	13,567	3,162
IP and license costs	1,852	1,858	1,167
Personnel related R&D	7,036	6,673	3,285
Other R&D costs	18,938	12,027	10,810

Total R&D costs	46,740	34,125	18,424

Management and administration costs	10,395	13,697	4,258
Litigation costs	1,425	1,039	1,490
Other operating expenses	11,735	8,356	6,219

Total other expenses	13,160	9,395	7,709

Total operating expenses	70,295	57,217	30,391

R&D costs primarily include: (i) payroll and related costs (including share-based payment expenses) associated with R&D personnel; (ii) costs related to clinical trials and preclinical testing of the Company’s technologies under development; (iii) costs to develop product candidates, including raw materials and supplies, product testing, depreciation, and facility related expenses; (iv) expenses for research services provided by universities and contract laboratories; (v) costs associated with obtaining and maintaining patents and other intellectual property; and (vi) other R&D expenses.

Other R&D costs consist mainly of laboratory supplies and depreciation expense related to R&D activities, which cannot be specifically allocated to a research project.

The following table presents a breakdown of other R&D costs:

	Year ended December 31,
	2018	2017	2016
	(euros in thousands)
Discovery and preclinical costs	5,506	2,473	5,185
Clinical costs	9,169	5,919	3,409
Other R&D costs	4,263	3,635	2,216

Total other R&D costs	18,938	12,027	10,810

Management and administrative costs consist of salaries and related expenses for employees in finance, legal, human resources, investor relations and business development functions. These costs include all salary, salary related expenses and share-based compensation expenses.

Other operating expenses consist primarily of expenses related to professional fees for consulting, audit, and tax services of €6.3 million (2017: €4.0 million, 2016: €1.7 million), which support the finance function in maintaining and establishing public company status and general legal, insurance and facility related expenses amounting to €4.2 million (2017: €3.2 million, 2016: €3.9 million).

Operating expenses presented by nature are outlined below:

	Year ended December 31,
	2018	2017	2016
	(euros in thousands)
Contract manufacturing	18,914	13,567	3,162
Other external and outsourced costs	32,459	22,333	18,885
Employee costs and related benefits	18,284	20,999	8,110
Depreciation and amortization	638	318	234

Total operating expenses	70,295	57,217	30,391

The other external and outsourced costs consist mainly of preclinical costs of €5.5 million (2017: €2.5 million, 2016: €5.2 million), clinical costs of €9.2 million (2017: €5.9 million, 2016: €3.4 million) and IP costs of €3.3 million (2017: €2.9 million, 2016: €2.7 million).